Shareholders' equity	12 Months Ended
Dec. 31, 2018
Shareholders' equity
Shareholders' equity

Note 18 - Shareholders’ equity

a)	Share capital

The Company’s authorized capital stock includes an unlimited number of common shares (186,692,481 common shares issued and outstanding) having no par value and preferred shares issuable in series (issued - nil).

During the year ended December 31, 2018,  94,018 common shares (2017  – 433,718 common shares) were issued on the exercise of stock options, for cash proceeds of $4.2 million (2017 – $10.1 million) and 52,882 common shares (2017 – 50,393 common shares) were issued upon vesting of RSUs. In addition, 615,250 common shares (2017 – 575,553 common shares) were issued pursuant to the terms of the Company’s Dividend Reinvestment Plan (“DRIP”) for the year ended December 31, 2018.

b)	Dividends

The Company declared dividends in the amount of $177.8 million (2017  – $167.9 million), or $0.95 per share (2017 - $0.91 per share), in the year ended December 31, 2018. The Company paid cash dividends in the amount $136.1 million (2017 –  $125.8 million) and issued common shares pursuant to its DRIP valued at $41.7 million (2017  –  $42.1 million), in the year ended December 31, 2018.

c)	Stock-based payments

On March 7, 2018, the Company’s Board of Directors adopted an amended and restated share compensation plan covering both stock options and RSUs effective May 9, 2018  (the “Plan”). Pursuant to the Plan, the Company may grant incentive stock options to directors, officers, employees and consultants at the discretion of the Board of Directors.  The exercise price and vesting period of any option is fixed by the Board of Directors on the date of grant.  The term of options is at the sole discretion of the Board of Directors but may not exceed ten years from the date of grant.  Options expire on the earlier of the expiry date or the date of termination and are non-transferable.  The options granted will be adjusted in the event of an amalgamation, rights offering, share consolidation or subdivision or other similar adjustments of the share capital of the Company. The aggregate number of common shares that may be issued under the Plan is limited to 9,700,876 common shares. Within any one-year period, the number of common shares issued to any single insider participant under the Plan shall not exceed 5% of the common shares then issued and outstanding.

Options to purchase common shares of the Company that have been granted in accordance with the Plan and pursuant to other agreements are as follows:

	2018			2017
		Weighted			Weighted
		average exercise			average exercise
	Number	price		Number	price
Stock options outstanding, beginning of year	955,603	C$	64.48	1,304,328	C$	50.64
Granted	153,824	C$	92.77	97,789	C$	100.10
Exercised	(94,018)	C$	60.49	(433,718)	C$	30.79
Forfeited	—	C$	—	(12,796)	C$	67.81
Stock options outstanding, end of the year	1,015,409	C$	69.13	955,603	C$	64.48

Exercisable stock options, end of the year	710,064	C$	60.40	617,539	C$	55.88

Options granted during the year ended December 31, 2018 and 2017 have a ten-year term and vest over three years in equal portions on the anniversary of the grant date.  The fair value of stock options was calculated using the Black-Scholes option pricing model based on the following weighted average assumptions,  resulting in a fair value of $3.0 million, or a weighted average fair value of C$25.77 per stock option,  (2017 — $3.0 million, or C$30.30 per stock option).

	2018	2017
Risk-free interest rate	2.05%	1.65%
Expected dividend yield	1.38%	1.19%
Expected price volatility of the Company’s common shares	32.7%	36.1%
Expected life of the option	5 years	5 years
Forfeiture rate	0%	0%

During the year ended December 31, 2018, an expense of $2.6 million (2017 - $3.1 million) related to stock options has been included in the consolidated statement of income and other comprehensive income (loss) and $0.4 million was capitalized to royalty, stream and working interest, net (2017 - $0.5 million).  As at December 31, 2018, there is $3.9 million (2017 - $4.2 million) of total unrecognized non-cash stock-based compensation expense relating to stock options granted under the Plan, which is expected to be recognized over a weighted average period of 1.7 years (2017 - 1.4 years).

Options to purchase common shares outstanding at December 31, 2018, exercise prices and weighted average lives to maturity as follows:

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$31.39	10,000	10,000	1.39
C$31.45	38,000	38,000	1.71
C$33.12	1,500	1,500	1.90
C$33.20	1,000	1,000	1.98
C$40.87	52,786	52,786	4.94
C$42.43	3,000	3,000	3.25
C$42.67	2,500	2,500	2.92
C$46.17	100,000	100,000	4.63
C$55.58	27,397	27,397	3.95
C$58.67	65,000	65,000	6.64
C$59.52	113,914	113,914	5.95
C$65.76	91,635	91,635	6.95
C$75.45	257,064	170,736	7.95
C$88.76	47,732	—	9.64
C$94.57	106,092	—	9.95
C$100.10	97,789	32,596	8.94
	1,015,409	710,064	7.00

d)Restricted Share Units

During the year ended December 31, 2018,  24,724 performance-based RSUs (2017 -  21,095) and 24,341 time-based RSUs (2017 -  20,745) were awarded to management of the Company. The fair value of the RSUs, which is determined with reference to the weighted average trading price of the Company’s common shares over the five trading days immediately preceding the date of issuance, was determined to be $3.4 million in 2018  (2017 - $3.3 million). Included in the Company’s stock-based compensation expense is an amount of $2.6 million (2017 – $1.5 million) relating to RSUs. In addition, $0.5 million related to the RSUs was capitalized to royalty, stream and working interest, net (2017 – $0.3 million). As at December 31, 2018, there is $5.4 million (2017 – $5.3 million) of total unrecognized non-cash stock-based compensation expense relating to non-vested restricted share units granted under the Plan, which is expected to be recognized over a weighted average period of 2.1 years (2017 - 1.5 years).

e)Deferred Share Unit Plan

During the year ended December 31, 2018,  18,420 DSUs and dividend equivalent DSUs were granted to directors under the DSU Plan (2017 -  19,632), and 15,298 DSUs and dividend equivalent DSUs were redeemed. The value of the DSU liability as at December 31, 2018 was $6.1 million (2017 - $6.7 million). The mark-to-market adjustment recorded for the year ended December 31, 2018 in respect of the DSU Plan, resulted in a gain of $0.3 million (2017 – loss of $1.6 million).

f)Outstanding Stock Options, Restricted Share Units and Share Purchase Warrants

The following table sets out the maximum shares that would be outstanding if all of the stock options, RSUs at December 31, 2018 and 2017 were exercised:

	2018	2017
Common shares outstanding	186,692,481	185,930,331
Stock options	1,015,409	955,603
Restricted Share Units	115,337	119,796
	187,823,227	187,005,730